Financing Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Expenses
Interest on debt	$ 783	$ 815
Interest on lease liabilities	198	167
Capitalized interest at 5.9% (2022 - 5.2%)	$ (255)	$ (168)
Interest rate	5.90%	5.20%
Interest expense	$ 726	$ 814
Interest on partnership liability	49	51
Interest on pension and other post-retirement benefits	11	41
Accretion	532	316
Foreign exchange loss (gain) on U.S. dollar denominated debt	(184)	729
Operational foreign exchange and other	133	28
Loss on extinguishment of long-term debt		32
Financing Expenses	$ 1,267	$ 2,011